Certnas

1-37605

15008145

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
OCT 2 2 2015
Washington, DC 20549

Electronic Mail Only

October 22, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 22, 2015 The Nasdaq Stock Market (the "Exchange") received from LM Funding America, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, with each Unit consisting of one share of Common Stock and one Warrant
Common Stock, $0.001 (USD) par value per share
Warrants to purchase one share of Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery